Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Liquidity

Liquidity

In assessing liquidity, the Company monitors and analyzes cash on-hand and operating expenditure commitments. The Company’s liquidity needs are to meet working capital requirements and operating expense obligations.

Historically, the Company finances its operations through internally generated cash, short-term loans and payable from related parties and equity financing. As of December 31, 2023, the Company’s working capital was approximately $5.4 million at December 31, 2023. The Company will not require any fund over the next twelve months upon issuance of this audited consolidated financial statements to operate at its current level, either from operating activities or funding.

If the Company is unable to realize its assets within the normal operating cycle of a twelve (12) month period, the Company may have to consider supplementing its available sources of funds through the following sources:

●	other available sources of financing from PRC banks and other financial institutions;

●	financial support from the Company’s related parties and shareholders; and

●	Issuance of convertible debt.

Based on the above considerations, the Company’s management is of the opinion that it has sufficient funds to meet the Company’s working capital requirements and debt obligations as they become due over the next twelve (12) months.

Basis of presentation

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for information pursuant to the rules and regulations of the U.S. Securities and Exchange Commission.

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation.

Use of estimates and assumptions

Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. Significant accounting estimates reflected in the Company’s consolidated financial statements mainly include, but are not limited to, allowance for credit losses, standalone selling price of each distinct performance obligation in revenue recognition.

Management bases the estimates on historical experience and on various other assumptions as discussed elsewhere to the consolidated financial statements that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. On an ongoing basis, management evaluates its estimates based on information that is currently available. Changes in circumstances, facts and experience may cause the Company to revise its estimates. Changes in estimates are recorded in the period in which they become known. Actual results could materially differ from these estimates.

Foreign currency translation and transaction

Foreign currency translation and transaction

The reporting currency of the Company is the U.S. dollar. The Company in China conducts its businesses in the local currency, Renminbi (RMB), as its functional currency. Assets and liabilities are translated at the noon buying rate in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York at the end of the period. The statement of income accounts are translated at the average translation rates and the equity accounts are translated at historical rates. Translation adjustments resulting from this process are included in accumulated other comprehensive income (loss). Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

Translation adjustments included in accumulated other comprehensive income (loss) amounted to $(1,456) and $361,655 as of December 31, 2023 and 2022, respectively. The balance sheet amounts of discontinued operations, with the exception of equity at August 11, 2023 and December 31, 2022 were translated at 7.2367 RMB and 6.8972 RMB, respectively. The equity accounts were stated at their historical rate. The average translation rates applied to statement of discontinued operations and comprehensive loss from January 1, 2023 to August 11, 2023 and for the years ended December 31, 2022, and 2021 were 6.9775RMB, 6.7290 RMB, and 6.4508 RMB to $1, respectively. The balance sheet amounts of continuing operations, with the exception of equity at December 31, 2023 were translated at 7.0999 RMB. The equity accounts were stated at their historical rate. The average translation rates applied to statement of continuing operations and comprehensive loss from July 6, 2023* to December 31, 2023 were 7.2346 RMB to $1, respectively Cash flows are also translated at average translation rates for the periods, therefore, amounts reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets.

*Guangnian Zhiyuan is the only company using RMB as the functional currency in the continuing operation entities, and starting operating on July 6, 2023.

Discontinued operation

Discontinued operation

In accordance with ASU No. 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, a disposal of a component of an entity or a group of components of an entity is required to be reported as discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when the components of an entity meet the criteria in paragraph 205-20-45-1E to be classified as discontinued operations. When all of the criteria to be classified as discontinued operations are met, including management having the authority to approve the action and committing to a plan to sell the entity or the components, the major current assets, other assets, current liabilities, and noncurrent liabilities shall be reported as components of total assets and liabilities separate from the balances of the continuing operations. At the same time, the results of discontinued operations, less applicable income taxes (benefit), shall be reported as components of net income (loss) separate from the net income (loss) of continuing operations in accordance with ASC 205-20-45. See Note 4 – Discontinued operations.

Cash	Cash Cash consists of cash on hand, demand deposits and time deposits placed with banks or other financial institutions and have original maturities of less than three (3) months.
Accounts receivable, and allowance for expected credit losses

Accounts receivable, and allowance for expected credit losses

Accounts receivables are stated at the historical carrying amount net of allowance for expected credit losses.

Accounts receivable include trade accounts due from customers. Accounts are considered overdue after thirty (30) days from payment due date. The Company adopted ASU No. 2016-13, “Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments” on January 1, 2023 using a modified retrospective approach. The Company also adopted this guidance to other receivables, due from related party, due from discontinued operations and escrows. To estimate expected credit losses, the Company has identified the relevant risk characteristics of its customers and the related receivables. The Company considers the past collection experience, current economic conditions, future economic conditions (external data and macroeconomic factors) and changes in the Company’s customer collection trends. The allowance for expected credit losses and corresponding receivables were written off when they are determined to be uncollectible.

Other receivables and allowance for expected credit losses

Other receivables and allowance for expected credit losses

Other receivables primarily include the receivables from sales of our short-term investment to the third party, and others, other receivables is short-term in nature. Other receivables is reviewed periodically to determine whether its carrying value has become impaired. The Company uses credit loss method to estimate the allowance for the questionable balances.

Short term investments

Short term investments

Short-term investments are investments in wealth management product with underlying in bonds offered by private entities and other equity products. The investments can be redeemed upon three months’ notice and their carrying values approximate their fair values. The gain (loss) from sale of any investments and fair value change are recognized in the statements of income and comprehensive income. Gain (loss) from short term investments for the years ended December 31, 2023, 2022 and 2021 amounted to $84,634, $(387,910) and $165,713,  respectively.

Escrow

Escrow

In connection with the closing of the Company’s initial public offering in April 2021, $600,000 of the net proceeds received from the initial public offering was deposited in an escrow account, and the Company is restricted to withdraw therefrom, for twenty-four months after the closing date of the initial public offering. As of December 31, 2023 and 2022, the balance of the escrow account related to IPO was nil and $96,932, respectively.

In connection with the Company’s convertible notes and issuance of common shares under F-3 in 2023 and 2022, the net proceeds received from the convertible notes and parts of issuance of common shares under F-3 was deposited in a third party’s escrow account as the required by the investor. As of December 31, 2023 and 2022, the net balance of the escrow account related to convertible notes and issuance of common shares amounted to $52,187,762 and $4,800,000, respectively. The Company uses credit loss method to estimate the allowance for the questionable balances.

Fair value measurement

Fair value measurement

The accounting standard regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company.

The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels are defined as follow:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.
●	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

Financial assets and liabilities of the Company primarily consist of cash, other receivables, accounts receivable, due from related party, due from discontinued operations, escrows, short-term investment and other payables and accrued liabilities. As of December 31, 2023 and 2022, the carrying values of these financial assets and liabilities approximate their fair values due to the short-term nature.

Noncontrolling Interests

Noncontrolling Interests

The Company’s noncontrolling interests represent the minority shareholders’ ownership interests related to the Company’s subsidiaries, including 0.05% for Infobird Anhui for the years ended December 31, 2022, 9.82% for Infobird Guiyang for the years ended December 31, 2022 and 49% for Shanghai Qishuo for the year ended December 31, 2022. As of December 31, 2023, None of noncontrolling interests recognized. The noncontrolling interests are presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Noncontrolling interests in the results of the Company are presented on the consolidated statement of operations and comprehensive loss as allocations of the total income or loss for the year between noncontrolling interests holders and the shareholders of the Company.

All of non-controlling interests were from discontinued operation entities, which consist of the following:

	December 31,	December 31,
	2023	2022

Infobird Guiyang	$—	$(225,387)
Infobird Anhui	—	(167)
Shanghai Qishuo	—	150,117
Total	$—	$(75,437)

Revenue recognition

Revenue recognition

The Company recognized its revenue under Accounting Standards Codification (ASC) Topic 606, Revenue from Contracts with Customers (ASC 606). The Company recognizes revenue which represents the transfer of goods and services to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange. The Company identifies contractual performance obligations and determines whether revenue should be recognized at a point in time or over time, based on when control of goods and services are provided to customers.

The Company’s contracts with customers generally do not include a general right of return relative to the delivered products or services.

The Company applied practical expedient when sales taxes were collected from customers, meaning sales tax is recorded net of revenue, instead of cost of revenue, which are subsequently remitted to governmental authorities and are excluded from the transaction price.

Revenues - continuing operations are generated from business integration solution services revenue.

(1) Business Integration Solution Services Revenue

The Company generates revenue from development and sale of software license for customized software developed per customers’ specifications. Contract terms from each software development contract generally do not contain significant financing components or variable consideration.

Customized software is software developed catering to the needs of specific customers who require initial customization or development of new solutions before subscription to our cloud-based services. For example, the Company has entered into a two-stage agreement to provide services to a municipal government agency to first develop an information technology system and customize and configure its cloud call center into the IT system, and then provide cloud-based services and charge subscription fees. Because the customized software the Company developed are to solve certain business pain points in a certain scenario within or across industries, once developed, it plans to further apply them in serving other customers that share similar needs and business models. The Company aims to replicate its initial customization and development and achieve economies of scale after it delivers its products to more customers within the same industry. Contract terms are generally less than one year. The design, development, and installation of the customized software is considered as one performance obligation as these promises are not separately identifiable as the customers do not obtain benefits from these services on its own. The Company’s software development service contracts are generally recognized at a point in time when customer accepted the customized software with satisfactory testing result.

The Company generally provides limited warranties for work performed under its business integration solution contracts. At the time a sale is recognized, the Company records estimated future warranty costs under ASC 460. Such estimated costs for warranties are estimated at completion and these warrants are not service warranties separately sold by the Company. Generally, the estimated claim rates of warranty are based on actual warranty experience or Company’s best estimate. As of December 31, 2023 and 2022, no accrued warranty liabilities were deemed necessary for both continuing and discontinued operations.

Revenues - discontinued operations are generated from (1) customized cloud-based services, (2) standard cloud-based services, (3) BPO services, (4) software development, and (5) professional services and other.

(1) Revenue from customized cloud-based services

The Company derives its customized cloud-based revenues from subscription services which are comprised of subscription fee from granting customers’ access to the customized SaaS, voice/data plan, which includes telecommunication usage such as telephone calls and messaging that our customers can subscribe for, and technical support. The provision of customized SaaS, voice/data plan and technical support is considered as one performance obligation as the services provided are not distinct within the context of the contract whereas the customer can only obtain benefit when the services are provided together. The Company uses monthly utilization records based on the number of user accounts subscribed for by customers, an output measure, to recognize revenue over time as there is simultaneous consumption and delivery of services.

(2) Revenue from standard cloud-based services

The Company also derives its standard cloud-based revenues from subscription services which are comprised of subscription fee from granting customers access to its software through the internet. The Company’s standard cloud-based solutions represent a series of services such as calling, voice recording and technical support. These services are made available to the customer continuously throughout the contractual period, however, the extent to which the customer uses the services may vary at the customers’ discretion. The standard cloud-based services are considered to have one single performance obligation. The Company uses monthly utilization records based on the number of user accounts subscribed for by customers, an output measure, to recognize revenue over time as there is simultaneous consumption and delivery of services.

The Company also enters into contracts with customers where the customers pay a fixed fee to access a fixed number of user accounts over the subscription period as specified in the contracts; therefore, the customers receive and consume the benefits of the cloud services throughout the subscription period so revenue is recognized ratably over the contractual subscription period that the services are delivered, beginning on the date the service is made available to the customers.

Contract performance periods generally are one year, and pursuant to the contracts, full payments are generally collected in advance, with payment to be made within three months after execution of the contract. Contracts generally do not contain significant financing components or variable consideration.

(3) Revenue from BPO services

The Company provides BPO services to operate the call centers for its customers. Customers using these services are not permitted to take possession of the Company’s software and the contract term is for a defined period, where customers pay a monthly service fee. These services are considered as one performance obligation as the customers do not obtain benefit for each separate service. Revenues are recognized over time over contractual period using the time elapsed output method as BPO services are provided.

Contract performance periods generally are one year, and pursuant to the contracts, full payments for several months of services are generally collected in advance. Contracts generally do not contain significant financing components or variable consideration.

(4) Business Integration Solution Services Revenue

Since 2020, the Company provides business integration solution services to its customers and expects to expand its customer base from such services and develop the customers to become subscribers to SaaS services with software upgrades and continued services once they become more familiar with the Company’s products. The services include sale of the Company’s software license or development of customized software to fit the customers’ need and sales of hardware integrated with the Company’s software.

-	Revenue from software development

The Company generates revenue from development and sale of software license including (1) standard software and (2) customized software developed per customers’ specifications. Contract terms from each software development contract generally do not contain significant financing components or variable consideration.

Standard software are developed and offered as standard cloud-based services. The Company sold the license for standard software because some customers show obvious preference of software licensing over software-as-a-service, for reasons such as concerns about the safety of cloud-based services and potential higher price of subscription in total compared with one-time on-premise fee. Therefore, as part of the Company’s sales and market strategy, it offers licenses for its standard software to allow the customers to first start utilizing its products in their daily operation and then aim to evolve them to become subscribers with its standard cloud-based services to enjoy benefits of software upgrades and continued services. Licenses for standard software provide the customer with a right to use the software. Standard software licenses are typically made available to customers with immediate access to the software. The Company recognizes revenue for these standard software licenses at the point in time when the customer has access and thus control over the software.

Customized software is software developed catering to the needs of specific customers who require initial customization or development of new solutions before subscription to our cloud-based services. For example, the Company has entered into a two-stage agreement to provide services to a municipal government agency to first develop an information technology system and customize and configure its cloud call center into the IT system, and then provide cloud-based services and charge subscription fees. Because the customized software the Company developed are to solve certain business pain points in a certain scenario within or across industries, once developed, it plans to further apply them in serving other customers that share similar needs and business models. The Company aims to replicate its initial customization and development and achieve economies of scale after it delivers its products to more customers within the same industry. Contract terms are generally less than one year. The design, development, and installation of the customized software is considered as one performance obligation as these promises are not separately identifiable as the customers do not obtain benefits from these services on its own. The Company’s software development service contracts are generally recognized at a point in time when customer accepted the customized software with satisfactory testing result.

-	Revenue from sales of hardware with software integration

The Company is responsible for providing hardware procurement, software design and implementation, installation and maintenance service in order to fulfill the contract. Design, integration and installation of hardware and software are considered as one performance obligation, as the customer does not benefit from each individual service on its own stand, but instead is benefited by the provision of these services as a whole. For contracts that the Company have no alternative use of the customized system without incurring significant additional costs and when the Company has right to payment for performance completed, the Company recognized revenue over time based on measurement of progress towards completion using output methods when it could appropriately measure the customization progress towards completion by reaching certain milestones specified in contracts. For other contracts that the Company is only entitled to payment after completion and inspection of project, revenue is recognized at a point in time after completion of software implementation and hardware installation, and the transfer of control to the customer.

Certain business integration solution services contracts also require the Company to provide post-contract services (“PCS”) which include maintenance and technical support. The provision of maintenance and technical support is considered one single performance obligation because maintenance and technical support are not distinct within the context of the contract. The Company is obligated to provide a single, continuous, integrated service throughout the contract term. As such, the Company allocates the contract price between revenue from business integration solution services and provision of PCS, using the expected cost plus margin approach. The expected cost plus margin approach requires the Company to forecast the expected costs of satisfying the performance obligation and then add a reasonable margin for that good or service. Revenue allocated to PCS is deferred and recognized on a straight-line basis over the estimated period PCS are expected to be provided. For the years ended December 31, 2022, 2021 and 2020, approximately $0.1 million, $0.1 million and $0.3 million were allocated to PCS, respectively.

For contracts that involved third party service providers, the Company assesses if the Company controls the goods and services before they were transferred to the customer or if the Company’s responsibility is merely to facilitate the provision of goods and service to the customer. For products and goods that were directly shipped from the vendor to the customer and the vendor is responsible for providing services including installing, set up and warranty services after completion of the project, the Company records revenue from these contracts on a net basis when the services are provided and controlled by the third party service provider.

(5) Professional services and other revenues

The Company also generates revenue from data analysis services and other professional services where a separate contract is entered into with the customer when the customer needs the product or services.

The service revenue from data analysis service is recognized based on the service performed, an output measure, over the contractual period.

Other professional services primarily consist of technical consulting services. The Company recognizes revenue ratably over the contractual period as the customer simultaneously receives and consumes the benefits as the Company performs.

Contract performance periods generally range from month to month, completion of service to one year, and payment terms are generally prepaid to 30 days. Contracts generally do not contain significant financing components or variable consideration.

Contract balances

The Company records receivables related to revenue when it has an unconditional right to invoice and receive payment.

The Company invoices its customers for its services on a monthly basis. Deferred revenue consists primarily of customer billings made in advance of performance obligations being satisfied and revenue being recognized. The Company’s disaggregated revenue streams are summarized and disclosed in Note 13.

Cost of revenues

Cost of revenues

Cost of revenues from continuing operation entities consists primarily of personnel costs (including salaries, social insurance and benefits) for employees involved with the Company’s operations and product support.

Cost of revenues from discontinued operation entities consists primarily of personnel costs (including salaries, social insurance and benefits) for employees involved with the Company’s operations and product support; third party service fees including cloud and data usage, hosting fees and amortization and depreciation expenses associated with capitalized software, platform system and hardware. In addition, cost of revenues also include cost of hardware, outsourcing contracted customer service representatives, customer surveys, contracted software development costs and allocated shared costs, primarily including facilities, information technology and security costs.

Share-based Compensation

Share-based Compensation

 The Company accounts for share-based compensation awards in accordance with FASB ASC Topic 718, “Compensation – Stock Compensation”, which requires that share-based payment transactions with employees be measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense over the requisite service period. The Company accounts for share-based compensation awards to non-employees in accordance with FASB ASC Topic 718 amended by ASU 2018-07. Under FASB ASC Topic 718, share-based compensation granted to non-employees has been determined as the fair value of the consideration received or the fair value of equity instrument issued, whichever is more reliably measured and is recognized as an expense as the goods or services are received.

Value added taxes

Value added taxes

Revenue represents the invoiced value of service, net of value added tax (“VAT”). The VAT is based on gross sales price and VAT rates range up to 6%, depending on the type of service provided. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded as VAT payable if output VAT is larger than input VAT and is recorded as VAT recoverable if input VAT is larger than output VAT. All of the VAT returns filed by the Company’s subsidiaries in China have been and remain subject to examination by the tax authorities for five years from the date of filing.

Income taxes

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. The charge for taxation is based on the results for the fiscal year as adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred taxes are accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of assessable tax profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The Company presents deferred tax assets and liabilities as noncurrent in the balance sheet based on an analysis of each taxpaying component within a jurisdiction.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. No penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. PRC tax returns filed in 2023 and 2022 are subject to examination by any applicable tax authorities.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) consists of two components, net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) refers to revenue, expenses, gains and losses that under GAAP are recorded as an element of equity but are excluded from net income. Other comprehensive income (loss) consists of a foreign currency translation adjustment resulting from the Company not using the U.S. dollar as its functional currencies.

Earnings per share

Earnings per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income (loss) attributable to INFOBIRD CO., LTD divided by the weighted average ordinary shares outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of the potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the years ended December 31, 2023, 2022 and 2021, there were no dilutive shares.

Warrants

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the statements of operations. The Company evaluated its warrants and determined the warrants are indexed to the Company’s own stock as the warrants do not contain any exercise contingencies, the warrants’ settlement amount equals the difference between the fair value of the Company’s common stock price and the warrant contract strike price and the only variables which could affect the settlement amount would be inputs to the fair value for a fixed-for-fixed option on equity shares. The Company also analyzed ASC 815-40-25 to determine whether the warrant contracts should be classified in stockholders’ equity in the Company’s statements of financial condition and concluded that the warrant contracts meet all of the criteria for classification as equity as the Company is not required to net settle. Based on this analysis, the Company determined the warrant contracts should be classified as equity.

Employee benefits

Employee benefits

The full-time employees of the Company are entitled to staff welfare benefits including medical care, housing fund, pension benefits, unemployment insurance and other welfare, which are PRC government mandated defined contribution plans. The Company is required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued. Total expenses for the plans occurred in continuing operation entities, which were $13,016, nil and nil for the years ended December 31, 2023, 2022 and 2021, respectively.

Statutory reserves

Statutory reserves

Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from after-tax profit to the non-distributable “statutory surplus reserve fund”. Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). If the Company has accumulated loss from prior periods, the Company is able to use the current period net income after tax to offset against the accumulate loss.

Segment reporting

Segment reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for detailing the Company’s business segments.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

In June 2016, the FASB issued ASU 2016-13, Credit Losses, Measurement of Credit Losses on Financial Instruments. This ASU provides more useful information about expected credit losses to financial statement users and changes how entities will measure credit losses on financial instruments and timing of when such losses should be recognized. This ASU is effective for annual and interim periods beginning after December 15, 2019 for issuers and December 15, 2020 for non-issuers. Early adoption is permitted for all entities for annual periods beginning after December 15, 2018, and interim periods therein. In May 2019, the FASB issued ASU 2019-05, Financial Instruments — Credit Losses (Topic 326): Targeted Transition Relief. This update adds optional transition relief for entities to elect the fair value option for certain financial assets previously measured at amortized cost basis to increase comparability of similar financial assets. The updates should be applied through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (that is, a modified retrospective approach). On November 19, 2019, the FASB issued ASU 2019-10 to amend the effective date for ASU 2016-13 to be fiscal years beginning after December 15, 2022 and interim periods therein. The Company adopted this guidance on January 1, 2023, and the adoption did not have a material impact on its consolidated financial statements.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of income and comprehensive income and statements of cash flows.